1322054

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

05070189

SEC MAIL PROCESSING
RECEIVED
OCT 28 2005
WASH. D.C. 192 SECTION

PROCESSED
NOV 07 2005
THOMSON FINANCIAL

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DATE RECEIVED		

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (check if this is an amendment and name has changed, and indicate change.)

OFFERING OF LIMITED PARTNERSHIP INTERESTS OF AEA INVESTORS SMALL BUSINESS FUND LP

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [✓] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [ ] New Filing ☑ Amendment – Third Closing

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (check if this is an amendment and name has changed, and indicate change.)
AEA Investors Small Business Fund LP (the "Fund")

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
c/o AEA Investors LLC, 65 East 55th Street, New York, NY 10022 212/644-5900

A. BASIC IDENTIFICATION DATA

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Incl. Area Code) (if different from Executive Offices)

Brief Description of Business
Limited partnership formed to invest in small businesses.

Type of Business Organization

[ ] corporation ☑ limited partnership, already formed [ ] other (please specify):

[ ] business trust [ ] limited partnership, to be formed

	Month Year		
Actual or Estimated Date of Incorporation or Organization:	[0][3][0][4]	[☑] Actual	[ ] Estimated

tion: (Enter two-letter U.S. Postal Service abbreviation for State:
CN for Canada; FN for other foreign jurisdiction) [D][E]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.
   - **The following are the officers and managing members of AEA Investors SBF Management LLC, General Partner of AEA Investors SBF Partners LP, General Partner of AEA Investors Small Business Fund LP**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director ☑ Sole General Partner of Fund

Full Name (Last name first, if individual)
AEA Investors SBF Partners LP ("SBF Partners")

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o AEA Investors LLC, 65 East 55th Street, New York, NY 10022

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director ☑ General Partner of SBF Partners

Full Name (Last name first, if individual)
AEA Investors SBF Management LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o AEA Investors LLC, 65 East 55th Street, New York, NY 10022

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director ☑ Managing Member

Full Name (Last name first, if individual)
Mai, Vincent A.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o AEA Investors LLC, 65 East 55th Street, New York, NY 10022

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner ☑ Executive Officer [ ] Director ☑ Managing Member

Full Name (Last name first, if individual)
Cozzi, John F.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o AEA Investors LLC, 65 East 55th Street, New York, NY 10022

A. BASIC IDENTIFICATION DATA

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	☑ Executive Officer	[ ] Director	☑ Managing Member

Full Name (Last name first, if individual)
Mahan, Christopher P.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o AEA Investors LLC, 65 East 55th Street, New York, NY 10022

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	☑ Executive Officer	[ ] Director	☑ Managing Member

Full Name (Last name first, if individual)
Wilkinson, Alan W.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o AEA Investors LLC, 65 East 55th Street, New York, NY 10022

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	☑ Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Smith, Christine J.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o AEA Investors LLC, 65 East 55th Street, New York, NY 10022

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	☑ Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Karp, Murray D.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o AEA Investors LLC, 65 East 55th Street, New York, NY 10022

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? .... Yes [ ] No ☑

   Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment (Commitment) that will be accepted from a limited partner? .... $5,000,000 (lesser amounts may be accepted at the discretion of the General Partner)

3. Does the offering permit joint ownership of a single unit? .... Yes ☑ No [ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only. .... NONE

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OR PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box [ ] and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Amount	Capital Commitment
Debt	$ 0	$ 0
Equity	$ 0	$ 0
[ ] Common Stock:		
[ ] Preferred		
Convertible Securities:	$ 0	$ 0
Limited Partnership Interests 1/	$278,600,000	$220,005,275
Other Specify ______).	$ 0	$ 0
Total	$278,600,000 2/	$220,005,275 2/

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Common Stock Purchased
Accredited Investors (includes 61 total Private Limited Partners, the SBA and the GP in the Third Closing)	63	$220,005,275
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

1/ Additional Limited Partner Commitments to the Fund totaled $44,460,000, and an increase of $1,000,000 (which includes the $200,000 in transferred Interests and an $800,000 increase in Commitment) in the General Partner's Commitment to the Fund. As of this Third Closing, the Fund is seeking a total aggregate Target Commitment of $278.6 million.

2/This dollar amount includes the capital commitments from 13 existing foreign investors and 1 new Canadian investor.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OR PROCEEDS

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	N/A
Regulation A	N/A	N/A
Rule 504	N/A	N/A
Total	N/A	N/A

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$ 0
Printing and Engraving Costs	[ ]	$ 0
Legal Fees	[☑]	$250,000
Accounting Fees	[ ]	$ 0
Engineering Fees	[ ]	$ 0
Sales Commissions (specify finders' fees separately)	[ ]	$ 0
Other Expenses (identify)	[ ]	$ 0
Total	[☑]	$250,000

b. Enter the difference between the aggregate offering price given in response to Part C- Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." ....

Expenses to be paid out of available capital of the General Partner of the Fund; gross proceeds in the aggregate of $278,600,000 to be used for the purposes described below.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OR PROCEEDS

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors & Affiliates	Payments To Others
Salaries and fees	[ ] $ 0	[ ] $ 0
Purchase of real estate	[ ] $ 0	[ ] $ 0
Purchase, rental or leasing and installation of machinery and equipment	[ ] $ 0	[ ] $ 0
Construction or leasing of plant buildings and facilities	[ ] $ 0	[ ] $ 0
Acquisition of other businesses	[ ] $ 0	[ ] $ 0
Repayment of indebtedness	[ ] $ 0	[ ] $ 0
Working capital	[ ] $ 0	☒ $278,600,000
Other (specify):	[ ] $ 0	[ ] $ 0
Column Totals	[ ] $ 0	☒ $278,600,000
Total Payments Listed (column totals added)	☒ $278,600,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
AEA INVESTORS SMALL BUSINESS FUND LP By: AEA Investors SBF Partners LP, its General Partner By: AEA Investors SBF Management LLC, its General Partner		October 27, 2005
Name of Signer (Print or Type) Christine J. Smith	Title of Signer (Print or Type) Vice President	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)